Investments in joint ventures - Summarized financial information relating to the group's share of joint ventures (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Sales and other operating revenues		$ 192,549	$ 194,629	$ 213,032
Profit (loss) before interest and taxation		12,642	11,297	27,348
Finance costs		5,106	4,683	3,840
Profit (loss) before taxation		7,746	6,782	23,749
Taxation		6,451	5,553	7,869
Non-controlling interests		1,240	848	641
Profit (loss) for the year	[1]	1,295	1,229	15,880
Other comprehensive income	[1]	1,932	(461)	(511)
Total comprehensive income	[1]	3,227	768	15,369
Non-current assets		176,740	179,394
Current assets		101,786	102,834
Assets		278,526	282,228
Current liabilities		80,581	82,241
Non-current liabilities		123,945	121,669
Liabilities		204,526	203,910
Net assets		74,000	78,318
Non-controlling interests		20,948	19,072
bp shareholders’ equity		53,052	59,246
Net impairment and losses on sale of businesses and fixed assets		6,037	6,995	5,857
Investments in joint ventures		13,400	12,291
Azule Energy Holdings Limited [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues		2,213	2,705	2,582
Profit (loss) before interest and taxation		633	948	1,073
Finance costs		152	256	200
Profit (loss) before taxation		481	692	873
Taxation		75	188	173
Non-controlling interests		0	0	0
Profit (loss) for the year		406	504	700
Other comprehensive income		0	0	0
Total comprehensive income		406	504	700
Non-current assets		11,282	10,292
Current assets		2,005	1,692
Assets		13,287	11,984
Current liabilities		2,528	1,788
Non-current liabilities		5,679	5,087
Liabilities		8,207	6,875
Net assets		5,080	5,109
Non-controlling interests		0	0
bp shareholders’ equity		5,080	5,109
Net impairment and losses on sale of businesses and fixed assets		0	0
Loans made by group companies to associates		0	0
Investments in joint ventures		5,080	5,109
Other joint ventures
Disclosure of joint ventures [line items]
Sales and other operating revenues		10,030	12,164	13,705
Profit (loss) before interest and taxation		(61)	(74)	8
Finance costs		398	249	421
Profit (loss) before taxation		(459)	(323)	(413)
Taxation		247	(729)	219
Non-controlling interests		0	1	1
Profit (loss) for the year		(706)	405	(633)
Other comprehensive income		0	(3)	45
Total comprehensive income		(706)	402	(588)
Non-current assets		18,162	13,871
Current assets		3,960	4,363
Assets		22,122	18,234
Current liabilities		3,398	2,914
Non-current liabilities		7,244	5,057
Liabilities		10,642	7,971
Net assets		11,480	10,263
Non-controlling interests		(90)	(11)
bp shareholders’ equity		11,390	10,252
Net impairment and losses on sale of businesses and fixed assets		(3,066)	(3,066)
Loans made by group companies to associates		(4)	(4)
Investments in joint ventures		8,320	7,182
Total for all joint ventures
Disclosure of joint ventures [line items]
Sales and other operating revenues		12,243	14,869	16,287
Profit (loss) before interest and taxation		572	874	1,081
Finance costs		550	505	621
Profit (loss) before taxation		22	369	460
Taxation		322	(541)	392
Non-controlling interests		0	1	1
Profit (loss) for the year		(300)	909	67
Other comprehensive income		0	(3)	45
Total comprehensive income		(300)	906	$ 112
Non-current assets		29,444	24,163
Current assets		5,965	6,055
Assets		35,409	30,218
Current liabilities		5,926	4,702
Non-current liabilities		12,923	10,144
Liabilities		18,849	14,846
Net assets		16,560	15,372
Non-controlling interests		(90)	(11)
bp shareholders’ equity		16,470	15,361
Net impairment and losses on sale of businesses and fixed assets		(3,066)	(3,066)
Loans made by group companies to associates		(4)	(4)
Investments in joint ventures		$ 13,400	$ 12,291

[1]	See Note 32 for further information.